Retirement-Related Benefits (Tables)	12 Months Ended
Dec. 31, 2020
Retirement-Related Benefits
Pre-tax cost for all retirement-related plans

($ in millions)
	U.S. Plans			Non-U.S. Plans			Total
For the year ended December 31:	2020	2019	2018	2020	2019	2018	2020	2019	2018
Defined benefit pension plans	$167	$(153)	$542	$1,178	$955	$1,284	$1,345	$803	$1,827
Retention Plan	11	11	17	—	—	—	11	11	17
Total defined benefit pension plans (income)/cost	$178	$(142)	$559	$1,178	$955	$1,284	$1,355	$813	$1,843
IBM 401(k) Plus Plan and non-U.S. plans	$585	$588	$588	$447	$427	$412	$1,032	$1,015	$1,000
Excess 401(k)	27	26	24	—	—	—	27	26	24
Total defined contribution plans cost	$612	$613	$612	$447	$427	$412	$1,058	$1,040	$1,024
Nonpension postretirement benefit plans cost	$145	$154	$147	$58	$65	$51	$203	$219	$198
Total retirement-related benefits net periodic cost	$934	$624	$1,319	$1,683	$1,448	$1,747	$2,617	$2,072	$3,066

Summary of the total PBO for defined benefit plans, APBO for nonpension postretirement benefit plans, fair value of plan assets and associated funded status

($ in millions)
	Benefit Obligations		Fair Value of Plan Assets		Funded Status*
At December 31:	2020	2019	2020	2019	2020	2019
U.S. Plans
Overfunded plans
Qualified PPP	$50,375	$48,471	$54,386	$51,784	$4,011	$3,313
Underfunded plans
Excess PPP	$1,556	$1,473	$—	$—	$(1,556)	$(1,473)
Retention Plan	306	288	—	—	(306)	(288)
Nonpension postretirement benefit plan	3,791	3,857	15	3	(3,776)	(3,854)
Total underfunded U.S. plans	$5,653	$5,618	$15	$3	$(5,638)	$(5,615)
Non-U.S. Plans
Overfunded plans
Qualified defined benefit pension plans**	$20,649	$18,371	$24,246	$21,921	$3,597	$3,550
Nonpension postretirement benefit plans	21	19	22	21	1	2
Total overfunded non-U.S. plans	$20,670	$18,390	$24,269	$21,942	$3,599	$3,552
Underfunded plans
Qualified defined benefit pension plans**	$25,160	$23,222	$19,586	$18,398	$(5,574)	$(4,824)
Nonqualified defined benefit pension plans	7,180	6,731	—	—	(7,180)	(6,731)
Nonpension postretirement benefit plans	755	828	31	44	(723)	(785)
Total underfunded non-U.S. plans	$33,095	$30,782	$19,617	$18,442	$(13,478)	$(12,340)
Total overfunded plans	$71,044	$66,861	$78,654	$73,726	$7,610	$6,865
Total underfunded plans	$38,747	$36,399	$19,632	$18,445	$(19,116)	$(17,955)

*

Funded status is recognized in the Consolidated Balance Statement as follows: Asset amounts as prepaid pension assets; (Liability) amounts as compensation and benefits (current liability) and retirement and nonpension postretirement benefit obligations (noncurrent liability).

**	Non-U.S. qualified plans represent plans funded outside of the U.S. Non-U.S. nonqualified plans are unfunded.

Components of net periodic (income)/cost of the company's retirement-related benefit plans

($ in millions)
	Defined Benefit Pension Plans
	U.S. Plans			Non-U.S. Plans
For the year ended December 31:	2020	2019	2018	2020	2019	2018
Service cost	$—	$—	$—	$392	$370	$413
Interest cost(1)	1,501	1,882	1,719	563	847	830
Expected return on plan assets(1)	(2,169)	(2,599)	(2,701)	(1,275)	(1,588)	(1,342)
Amortization of transition assets(1)	—	—	—	—	0	0
Amortization of prior service costs/(credits)(1)	16	16	16	(8)	(23)	(83)
Recognized actuarial losses(1)	829	559	1,525	1,406	1,249	1,401
Curtailments and settlements(1)	—	—	—	52	41	11
Multi-employer plans	—	—	—	29	32	38
Other costs/(credits)	—	—	—	18	28	16
Total net periodic (income)/cost	$178	$(142)	$559	$1,178	$955	$1,284

($ in millions)
	Nonpension Postretirement Benefit Plans
	U.S. Plan			Non-U.S. Plans
For the year ended December 31:	2020	2019	2018	2020	2019	2018
Service cost	$9	$10	$13	$5	$5	$5
Interest cost(1)	103	145	132	36	55	45
Expected return on plan assets(1)	—	—	0	(4)	(5)	(6)
Amortization of transition assets(1)	—	—	—	0	—	0
Amortization of prior service costs/(credits)(1)	4	(2)	(7)	0	0	0
Recognized actuarial losses(1)	29	1	10	21	10	6
Curtailments and settlements(1)	—	—	—	0	0	0
Other costs/(credits)	—	—	—	0	—	—
Total net periodic cost	$145	$154	$147	$58	$65	$51

(1)	These components of net periodic pension costs are included in other (income) and expense in the Consolidated Income Statement.

Changes in benefit obligations

($ in millions)
	Defined Benefit Pension Plans				Nonpension Postretirement Benefit Plans
	U.S. Plans		Non-U.S. Plans		U.S. Plan		Non-U.S. Plans
	2020	2019	2020	2019	2020	2019	2020	2019
Change in benefit obligation
Benefit obligation at January 1	$50,232	$47,812	$48,324	$45,770	$3,857	$3,912	$848	$705
Service cost	—	—	392	370	9	10	5	5
Interest cost	1,501	1,882	563	847	103	145	36	55
Plan participants' contributions	—	—	23	23	56	57	—	—
Acquisitions/divestitures, net	1	—	50	(32)	—	—	0	0
Actuarial losses/(gains)	4,071	4,040	2,766	3,467	135	148	(3)	141
Benefits paid from trust	(3,445)	(3,378)	(1,946)	(1,902)	(369)	(389)	(4)	(6)
Direct benefit payments	(123)	(124)	(420)	(403)	0	(6)	(24)	(27)
Foreign exchange impact	—	—	3,283	134	—	—	(82)	(1)
Amendments/curtailments/ settlements/other	0	—	(47)	50	—	(21)	(1)	(23)
Benefit obligation at December 31	$52,237	$50,232	$52,989	$48,324	$3,791	$3,857	$775	$848
Change in plan assets
Fair value of plan assets at January 1	$51,784	$48,213	$40,319	$36,758	$3	$29	$65	$65
Actual return on plan assets	6,046	6,949	2,571	4,896	0	1	4	7
Employer contributions	—	—	182	243	325	304	—	—
Acquisitions/divestitures, net	1	—	97	(25)	—	—	—	—
Plan participants' contributions	—	—	23	23	56	57	—	—
Benefits paid from trust	(3,445)	(3,378)	(1,946)	(1,902)	(369)	(389)	(4)	(6)
Foreign exchange impact	—	—	2,599	333	—	—	(10)	(1)
Amendments/curtailments/ settlements/other	—	—	(13)	(7)	0	—	0	0
Fair value of plan assets at December 31	$54,386	$51,784	$43,832	$40,319	$15	$3	$53	$65
Funded status at December 31	$2,149	$1,551	$(9,157)	$(8,005)	$(3,776)	$(3,854)	$(722)	$(783)
Accumulated benefit obligation*	$52,237	$50,232	$52,513	$47,645	N/A	N/A	N/A	N/A

* Represents the benefit obligation assuming no future participant compensation increases.

N/A–Not applicable

Changes in plan assets

($ in millions)
	Defined Benefit Pension Plans				Nonpension Postretirement Benefit Plans
	U.S. Plans		Non-U.S. Plans		U.S. Plan		Non-U.S. Plans
	2020	2019	2020	2019	2020	2019	2020	2019
Change in benefit obligation
Benefit obligation at January 1	$50,232	$47,812	$48,324	$45,770	$3,857	$3,912	$848	$705
Service cost	—	—	392	370	9	10	5	5
Interest cost	1,501	1,882	563	847	103	145	36	55
Plan participants' contributions	—	—	23	23	56	57	—	—
Acquisitions/divestitures, net	1	—	50	(32)	—	—	0	0
Actuarial losses/(gains)	4,071	4,040	2,766	3,467	135	148	(3)	141
Benefits paid from trust	(3,445)	(3,378)	(1,946)	(1,902)	(369)	(389)	(4)	(6)
Direct benefit payments	(123)	(124)	(420)	(403)	0	(6)	(24)	(27)
Foreign exchange impact	—	—	3,283	134	—	—	(82)	(1)
Amendments/curtailments/ settlements/other	0	—	(47)	50	—	(21)	(1)	(23)
Benefit obligation at December 31	$52,237	$50,232	$52,989	$48,324	$3,791	$3,857	$775	$848
Change in plan assets
Fair value of plan assets at January 1	$51,784	$48,213	$40,319	$36,758	$3	$29	$65	$65
Actual return on plan assets	6,046	6,949	2,571	4,896	0	1	4	7
Employer contributions	—	—	182	243	325	304	—	—
Acquisitions/divestitures, net	1	—	97	(25)	—	—	—	—
Plan participants' contributions	—	—	23	23	56	57	—	—
Benefits paid from trust	(3,445)	(3,378)	(1,946)	(1,902)	(369)	(389)	(4)	(6)
Foreign exchange impact	—	—	2,599	333	—	—	(10)	(1)
Amendments/curtailments/ settlements/other	—	—	(13)	(7)	0	—	0	0
Fair value of plan assets at December 31	$54,386	$51,784	$43,832	$40,319	$15	$3	$53	$65
Funded status at December 31	$2,149	$1,551	$(9,157)	$(8,005)	$(3,776)	$(3,854)	$(722)	$(783)
Accumulated benefit obligation*	$52,237	$50,232	$52,513	$47,645	N/A	N/A	N/A	N/A

* Represents the benefit obligation assuming no future participant compensation increases.

N/A–Not applicable

Accumulated benefit obligation

($ in millions)
	Defined Benefit Pension Plans				Nonpension Postretirement Benefit Plans
	U.S. Plans		Non-U.S. Plans		U.S. Plan		Non-U.S. Plans
	2020	2019	2020	2019	2020	2019	2020	2019
Change in benefit obligation
Benefit obligation at January 1	$50,232	$47,812	$48,324	$45,770	$3,857	$3,912	$848	$705
Service cost	—	—	392	370	9	10	5	5
Interest cost	1,501	1,882	563	847	103	145	36	55
Plan participants' contributions	—	—	23	23	56	57	—	—
Acquisitions/divestitures, net	1	—	50	(32)	—	—	0	0
Actuarial losses/(gains)	4,071	4,040	2,766	3,467	135	148	(3)	141
Benefits paid from trust	(3,445)	(3,378)	(1,946)	(1,902)	(369)	(389)	(4)	(6)
Direct benefit payments	(123)	(124)	(420)	(403)	0	(6)	(24)	(27)
Foreign exchange impact	—	—	3,283	134	—	—	(82)	(1)
Amendments/curtailments/ settlements/other	0	—	(47)	50	—	(21)	(1)	(23)
Benefit obligation at December 31	$52,237	$50,232	$52,989	$48,324	$3,791	$3,857	$775	$848
Change in plan assets
Fair value of plan assets at January 1	$51,784	$48,213	$40,319	$36,758	$3	$29	$65	$65
Actual return on plan assets	6,046	6,949	2,571	4,896	0	1	4	7
Employer contributions	—	—	182	243	325	304	—	—
Acquisitions/divestitures, net	1	—	97	(25)	—	—	—	—
Plan participants' contributions	—	—	23	23	56	57	—	—
Benefits paid from trust	(3,445)	(3,378)	(1,946)	(1,902)	(369)	(389)	(4)	(6)
Foreign exchange impact	—	—	2,599	333	—	—	(10)	(1)
Amendments/curtailments/ settlements/other	—	—	(13)	(7)	0	—	0	0
Fair value of plan assets at December 31	$54,386	$51,784	$43,832	$40,319	$15	$3	$53	$65
Funded status at December 31	$2,149	$1,551	$(9,157)	$(8,005)	$(3,776)	$(3,854)	$(722)	$(783)
Accumulated benefit obligation*	$52,237	$50,232	$52,513	$47,645	N/A	N/A	N/A	N/A

* Represents the benefit obligation assuming no future participant compensation increases.

N/A–Not applicable

Net funded status

($ in millions)
	Defined Benefit Pension Plans				Nonpension Postretirement Benefit Plans
	U.S. Plans		Non-U.S. Plans		U.S. Plan		Non-U.S. Plans
At December 31:	2020	2019	2020	2019	2020	2019	2020	2019
Prepaid pension assets	$4,011	$3,313	$3,597	$3,550	$0	$0	$1	$2
Current liabilities—compensation and benefits	(122)	(120)	(366)	(313)	(346)	(346)	(34)	(33)
Noncurrent liabilities—retirement and nonpension postretirement benefit obligations	(1,740)	(1,641)	(12,388)	(11,242)	(3,430)	(3,507)	(690)	(752)
Funded status—net	$2,149	$1,551	$(9,157)	$(8,005)	$(3,776)	$(3,854)	$(722)	$(783)

Pre-tax net loss and prior service costs/(credits) and transition (assets)/liabilities recognized in OCI and changes in pre-tax net loss, prior service costs/(credits) and transition (assets)/liabilities recognized in AOCI

($ in millions)
	Defined Benefit Pension Plans				Nonpension Postretirement Benefit Plans
	U.S. Plans		Non-U.S. Plans		U.S. Plan		Non-U.S. Plans
	2020	2019	2020	2019	2020	2019	2020	2019
Net loss at January 1	$16,608	$17,476	$17,272	$18,452	$551	$405	$287	$172
Current period loss/(gain)	194	(309)	1,338	109	135	147	(2)	125
Curtailments and settlements	—	—	(52)	(41)	—	—	0	0
Amortization of net loss included in net periodic (income)/cost	(829)	(559)	(1,406)	(1,249)	(29)	(1)	(21)	(10)
Net loss at December 31	$15,972	$16,608	$17,151	$17,272	$656	$551	$264	$287
Prior service costs/(credits) at January 1	$41	$57	$297	$172	$34	$52	$(4)	$4
Current period prior service costs/(credits)	—	—	37	102	—	(21)	—	(8)
Curtailments, settlements and other	—	—	0	—	—	—	—	—
Amortization of prior service (costs)/credits included in net periodic (income)/cost	(16)	(16)	8	23	(4)	2	0	0
Prior service costs/(credits) at December 31	$24	$41	$342	$297	$30	$34	$(4)	$(4)
Transition (assets)/liabilities at January 1	$—	$—	$0	$0	$—	$—	$0	$0
Amortization of transition assets/(liabilities) included in net periodic (income)/cost	—	—	0	0	—	—	0	—
Transition (assets)/liabilities at December 31	$—	$—	$0	$0	$—	$—	$0	$0
Total loss recognized in accumulated other comprehensive income/(loss)*	$15,997	$16,648	$17,493	$17,569	$687	$585	$260	$283

*   Refer to note S, “Equity Activity,” for the total change in AOCI, and the Consolidated Statement of Comprehensive Income for the components of net periodic (income)/cost, including the related tax effects, recognized in OCI for the retirement-related benefit plans.

On October 26, 2018, the High Court in London in the case of Lloyds Pension Group Trustees Limited v Lloyds Bank PLC, confirmed that the UK defined benefit pension plans are required to equalize pension benefits to take into account unequal guaranteed minimum pension benefits accrued during the period 1990-1997. As a result of this court decision, IBM recorded an increase of $125 million to the PBO for the IBM UK defined benefit plan, which represents approximately 1 percent of the UK PBO. This amount was recorded as prior service cost in OCI for the year ended December 31, 2018. In 2020, the High Court issued a follow on judgment to the 2018 ruling which did not have a material impact to the PBO as of December 31, 2020.

Assumptions used to measure the net periodic (income)/cost and year-end benefit obligations

	Defined Benefit Pension Plans
	U.S. Plans			Non-U.S. Plans
	2020	2019	2018	2020	2019	2018
Weighted-average assumptions used to measure net periodic (income)/cost for the year ended December 31
Discount rate	3.10%	4.10%	3.40%	1.19%	1.85%	1.76%
Expected long-term returns on plan assets	4.50%	5.25%	5.25%	3.37%	4.38%	3.62%
Rate of compensation increase	N/A	N/A	N/A	2.60%	2.18%	2.41%
Interest crediting rate	2.70%	3.60%	2.30%	0.28%	0.30%	0.30%
Weighted-average assumptions used to measure benefit obligations at December 31
Discount rate	2.20%	3.10%	4.10%	0.86%	1.19%	1.85%
Rate of compensation increase	N/A	N/A	N/A	2.50%	2.60%	2.18%
Interest crediting rate	1.10%	2.70%	3.60%	0.26%	0.28%	0.30%

N/A–Not applicable

	Nonpension Postretirement Benefit Plans
	U.S. Plan			Non-U.S. Plans
	2020	2019	2018	2020	2019	2018
Weighted-average assumptions used to measure net periodic cost for the year ended December 31
Discount rate	2.80%	3.90%	3.30%	4.98%	7.48%	7.28%
Expected long-term returns on plan assets	N/A	N/A	N/A	7.51%	8.64%	8.91%
Interest crediting rate	2.70%	3.60%	2.30%	N/A	N/A	N/A
Weighted-average assumptions used to measure benefit obligations at December 31
Discount rate	1.80%	2.80%	3.90%	4.46%	4.98%	7.48%
Interest crediting rate	1.10%	2.70%	3.60%	N/A	N/A	N/A

N/A–Not applicable

Defined benefit pension plans' asset classes and their associated fair value

The following table presents the company’s defined benefit pension plans’ asset classes and their associated fair value at December 31, 2020. The U.S. Plan consists of the Qualified PPP and the non-U.S. Plans consist of all plans sponsored by the company’s subsidiaries.

($ in millions)
	U.S. Plan				Non-U.S. Plans
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Equity
Equity securities(1)	$2,714	$0	$—	$2,714	$474	$0	$—	$474
Equity mutual funds(2)	105	—	—	105	0	—	—	0
Fixed income
Government and related(3)	—	21,375	—	21,375	—	9,760	2	9,762
Corporate bonds(4)	—	18,217	542	18,759	—	3,725	—	3,725
Mortgage and asset-backed securities	—	612	—	612	—	3	—	3
Fixed income mutual funds(5)	470	—	—	470	—	—	—	—
Insurance contracts(6)	—	—	—	—	—	6,675	—	6,675
Cash and short-term investments(7)	76	1,001	—	1,077	352	651	—	1,002
Real estate	—	—	—	—	—	—	298	298
Derivatives(8)	(3)	18	—	15	69	521	—	590
Other mutual funds(9)	—	—	—	—	29	—	—	29
Subtotal	3,363	41,222	542	45,128	923	21,335	300	22,559
Investments measured at net asset value using the NAV practical expedient(10)	—	—	—	9,579	—	—	—	21,313
Other(11)	—	—	—	(321)	—	—	—	(39)
Fair value of plan assets	$3,363	$41,222	$542	$54,386	$923	$21,335	$300	$43,832

(1)Represents U.S. and international securities. The U.S. Plan includes IBM common stock of $6 million, representing 0.010 percent of the U.S. Plan assets. Non-U.S. Plans include IBM common stock of $1 million, representing 0.003 percent of the non-U.S. Plans assets.
(2)Invests in predominantly equity securities.
(3)Includes debt issued by national, state and local governments and agencies.
(4)Non-U.S. Plans include IBM corporate bonds of $5 million representing 0.012 percent of the non-U.S. Plans assets.
(5)Invests predominantly in fixed income securities.
(6) Primarily represents insurance policy contracts (Buy-In) in certain non-U.S. plans.
(7)Includes cash, cash equivalents and short-term marketable securities.
(8)Includes interest rate derivatives, forwards, exchange traded and other over-the-counter derivatives.
(9)Invests in both equity and fixed-income securities.
(10)Investments measured at fair value using the net asset value (NAV) per share (or its equivalent) as a practical expedient, including commingled funds, hedge funds, private equity and real estate partnerships.
(11) Represents net unsettled transactions, relating primarily to purchases and sales of plan assets.

The U.S. nonpension postretirement benefit plan assets of $15 million were invested primarily in cash equivalents, categorized as Level 1 in the fair value hierarchy. The non-U.S. nonpension postretirement benefit plan assets of $53 million, primarily in Brazil, and, to a lesser extent, in Mexico and South Africa, were invested primarily in government and related fixed-income securities and corporate bonds, categorized as Level 2 in the fair value hierarchy.

The following table presents the company’s defined benefit pension plans’ asset classes and their associated fair value at December 31, 2019. The U.S. Plan consists of the Qualified PPP and the non-U.S. Plans consist of all plans sponsored by the company’s subsidiaries.

($ in millions)
	U.S. Plan				Non-U.S. Plans
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Equity
Equity securities(1)	$1,943	$—	$—	$1,943	$2,209	$0	$—	$2,209
Equity mutual funds(2)	85	—	—	85	—	—	—	—
Fixed income
Government and related(3)	—	21,134	—	21,134	—	10,288	2	10,290
Corporate bonds(4)	—	16,666	518	17,185	—	2,124	—	2,124
Mortgage and asset-backed securities	—	630	—	630	—	19	—	19
Fixed income mutual funds(5)	386	—	—	386	—	—	—	—
Insurance contracts	—	—	—	—	—	1,862	—	1,862
Cash and short-term investments(6)	54	848	—	903	204	644	—	849
Real estate	—	—	—	—	—	—	328	328
Derivatives(7)	0	6	—	6	18	969	—	987
Other mutual funds(8)	—	—	—	—	25	0	—	25
Subtotal	2,469	39,284	518	42,271	2,456	15,907	330	18,693
Investments measured at net asset value using the NAV practical expedient(9)	—	—	—	9,519	—	—	—	21,653
Other(10)	—	—	—	(6)	—	—	—	(26)
Fair value of plan assets	$2,469	$39,284	$518	$51,784	$2,456	$15,907	$330	$40,319

(1)Represents U.S. and international securities. The U.S. Plan includes IBM common stock of $2 million, representing 0.004 percent of the U.S. Plan assets. Non-U.S. Plans include IBM common stock of $10 million, representing 0.02 percent of the non-U.S. Plans assets.
(2)Invests in predominantly equity securities.
(3)Includes debt issued by national, state and local governments and agencies.
(4)The U.S. Plan includes IBM corporate bonds of $37 million, representing 0.07 percent of the U.S. Plan assets. Non-U.S. Plans include IBM corporate bonds of $8 million representing 0.02 percent of the non-U.S. Plans assets.
(5)Invests in predominantly fixed-income securities.
(6)Includes cash and cash equivalents and short-term marketable securities.
(7)Includes interest rate derivatives, forwards, exchange traded and other over-the-counter derivatives.
(8)Invests in both equity and fixed-income securities.
(9)Investments measured at fair value using the net asset value (NAV) per share (or its equivalent) as a practical expedient, including commingled funds, hedge funds, private equity and real estate partnerships.
(10) Represents net unsettled transactions, relating primarily to purchases and sales of plan assets.

Reconciliation of the beginning and ending balances of Level 3 assets

The following tables present the reconciliation of the beginning and ending balances of Level 3 assets for the years ended December 31, 2020 and 2019 for the U.S. Plan.

($ in millions)
	Total	*
Balance at January 1, 2020	$518
Return on assets held at end of year	29
Return on assets sold during the year	0
Purchases, sales and settlements, net	(5)
Transfers, net	0
Balance at December 31, 2020	$542

* Corporate bonds.

($ in millions)
		Mortgage and
	Corporate	Asset-Backed
	Bonds	Securities	Total
Balance at January 1, 2019	$359	$4	$363
Return on assets held at end of year	40	—	40
Return on assets sold during the year	1	0	1
Purchases, sales and settlements, net	105	0	105
Transfers, net	13	(4)	9
Balance at December 31, 2019	$518	$—	$518

The following tables present the reconciliation of the beginning and ending balances of Level 3 assets for the years ended December 31, 2020 and 2019 for the non-U.S. Plans.

($ in millions)
	Government	Private
	and Related	Real Estate	Total
Balance at January 1, 2020	$2	$328	$330
Return on assets held at end of year	0	(29)	(29)
Return on assets sold during the year	—	2	2
Purchases, sales and settlements, net	—	(14)	(14)
Transfers, net	—	4	4
Foreign exchange impact	0	7	7
Balance at December 31, 2020	$2	$298	$300

($ in millions)
	Government	Private
	and Related	Real Estate	Total
Balance at January 1, 2019	$2	$339	$341
Return on assets held at end of year	0	(11)	(11)
Return on assets sold during the year	0	4	4
Purchases, sales and settlements, net	(1)	(17)	(18)
Transfers, net	—	—	—
Foreign exchange impact	0	13	13
Balance at December 31, 2019	$2	$328	$330

Schedule of contributions and direct benefit payments

($ in millions)
For the years ended December 31:	2020	2019
Non-U.S. DB plans	$182	$243
Nonpension postretirement benefit plans	325	304
Multi-employer plans	29	32
DC plans	1,058	1,040
Direct benefit payments	567	559
Total	$2,161	$2,177

Total expected benefit payments

($ in millions)
	Qualified	Nonqualified	Qualified	Nonqualified	Total Expected
	U.S. Plan	U.S. Plans	Non-U.S. Plans	Non-U.S. Plans	Benefit
	Payments	Payments	Payments	Payments	Payments
2021	$3,522	$123	$2,093	$364	$6,102
2022	3,490	122	2,124	354	6,091
2023	3,451	121	2,140	361	6,073
2024	3,393	120	2,160	368	6,040
2025	3,333	118	2,189	373	6,012
2026-2030	15,062	545	10,529	1,943	28,078

($ in millions)
		Qualified	Nonqualified	Total Expected
	U.S. Plan	Non-U.S. Plans	Non-U.S. Plans	Benefit
	Payments	Payments	Payments	Payments
2021	$364	$16	$25	$405
2022	377	17	26	419
2023	380	18	25	423
2024	363	19	26	408
2025	339	20	25	385
2026-2030	1,296	119	123	1,538

Defined benefit pension plans with accumulated benefit obligations (ABO) in excess of plan assets

($ in millions)
	2020		2019
	Benefit	Plan	Benefit	Plan
At December 31:	Obligation	Assets	Obligation	Assets
Plans with PBO in excess of plan assets	$34,202	$19,586	$31,714	$18,398
Plans with ABO in excess of plan assets	33,051	18,956	30,882	18,127
Plans with plan assets in excess of PBO	71,024	78,632	66,842	73,705

Schedule of nonpension postretirement benefit plan with APBO in excess of plan assets

($ in millions)
	2020		2019
	Benefit	Plan	Benefit	Plan
At December 31:	Obligation	Assets	Obligation	Assets
Plans with APBO in excess of plan assets	$4,545	$45	$4,685	$47
Plans with plan assets in excess of APBO	21	22	19	21